Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2022
Class of Stock [Line Items]
Social security taxes, current			$ 3,800
Other long-term assets	$ 32,929
Total lease liabilities	$ 34,597
Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2016-02
Class of Stock [Line Items]
Other long-term assets					$ 35,100
Total lease liabilities					$ 36,700
Vacasa Holdings LLC
Class of Stock [Line Items]
Common stock outstanding (in shares)	214,803,880		214,793,795
Ownership interest	50.10%		50.20%
COVID-19
Class of Stock [Line Items]
Social security taxes, current	$ 3,800		$ 3,800
Proceeds from wage subsidy	$ 0	$ 400	$ 2,200	$ 1,700